Shareholder Report, Holdings (Details)	Jun. 30, 2025
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Magnite [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Bel Fuse Cl. B [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Sprott [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | American Superconductor [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Graham Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Natural Gas Services Group [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Digi International [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | CECO Environmental [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Lincoln Educational Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | NPK International [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Magnite [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Bel Fuse Cl. B [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Sprott [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | American Superconductor [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Graham Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Natural Gas Services Group [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Digi International [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | CECO Environmental [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Lincoln Educational Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | NPK International [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Diebold Nixdorf [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | IBEX [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Buckle (The) [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Sanmina Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Flex [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Evercore Cl. A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Jabil [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Visteon Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Tiptree [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Village Super Market Cl. A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Diebold Nixdorf [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Royce Capital Fund - Small-Cap Portfolio - Service Class | IBEX [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Buckle (The) [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Sanmina Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Flex [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Evercore Cl. A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Jabil [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Visteon Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Tiptree [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Village Super Market Cl. A [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%